Computation of basic and diluted net income (loss) per share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				7 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Earnings per share
Net income (loss) allocable to APAM - basic	$ 0	$ 0	$ 0	$ 0	$ 14,725	$ 14,725	$ 0	$ 0	$ 0
Convertible preferred stock dividends					0
Net income allocated to participating securities - basic					(2,357)
Net income (loss) allocable to common shareholders - basic					12,368
Weighted average shares outstanding - basic					12,728,949	12,728,949
Earnings per share - basic					$ 0.97	$ 0.97		$ 0
Net income (loss) allocable to APAM - diluted	0	0	0	0	14,725	14,725	0	0	0
Convertible preferred stock dividends					0
Net income allocated to participating securities - diluted					(967)
Net income (loss) allocable to common shareholders - diluted					$ 13,758
Weighted average shares outstanding - basic					12,728,949	12,728,949
Effect of dilutive securities					2,565,463
Weighted average shares outstanding - diluted					15,294,412	15,294,412
Earnings per share - diluted					$ 0.90	$ 0.90